Principal alliances - Collaboration agreements on human therapeutic antibodies (Details) € in Millions, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2020	Jul. 01, 2015 agreement	Nov. 30, 2007 agreement	Mar. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2023 EUR (€) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 EUR (€) bond	Dec. 31, 2022 USD ($) bond	Dec. 31, 2021 EUR (€)	Dec. 31, 2015
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €						€ 43,070		€ 42,997		€ 37,761
US
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales | €						€ 18,512		€ 18,275		€ 14,385
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement			2
Phase III costs, responsibility percentage						80.00%	80.00%
Phase III costs, responsibility percentage for Regeneron						20.00%	20.00%
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)				10.00%	20.00%
Percentage of cumulative development costs reimbursed						50.00%	50.00%	50.00%	50.00%
Period before scheduled launch date						24 months	24 months
Number of payments | bond								2	2
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal									$ 50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, first achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales									2,000
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal									50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales of antibodies, second achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales									$ 2,500
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Prior agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate					10.00%	10.00%	10.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | New agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent) | Rate						20.00%	20.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement
Disclosure of detailed information about Principal Alliances [Line Items]
Payment related to attainment of goal							$ 50
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Sales Of Antibodies, Third Achievement | Antibodies
Disclosure of detailed information about Principal Alliances [Line Items]
Net sales							$ 3,000
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | US
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits and losses arising from commercial operations						50.00%	50.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of losses arising from commercial operations						55.00%	55.00%
Royalty expense, percentage (percentage)	5.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Bottom of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						55.00%	55.00%
Regeneron Pharmaceuticals, INC | Antibodies Collaboration agreement | Outside the United States | Top of range
Disclosure of detailed information about Principal Alliances [Line Items]
Percentage of profits arising from commercial operations						65.00%	65.00%
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)											10.00%
Percentage of cumulative development costs reimbursed											50.00%